Bank and Other Borrowings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 MYR (RM) RM / shares shares
Redeemable Preference Shares [member]
Disclosure of detailed information about borrowings [line items]
Face value of preference shares issued	RM 600,000
Number of shares issued | shares	600,000
Par value per share | RM / shares	RM 1
Shares redeemable at fair value	RM 600,000
Sun Life Malaysia Assurance Berhad [member]
Disclosure of detailed information about borrowings [line items]
Term insurance policy	RM 150,000
Credit Guarantee Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, threshold limit	70.00%
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	RM 150,000
Borrowings, interest rate	5.00%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 3,318
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	RM 200,000
Borrowings, interest rate	3.50%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 3,639
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	RM 300,000
Borrowings, interest rate	3.50%
Borrowings, maturity	60 months
Borrowings, periodic payment	RM 6,136